Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

8.	COMMITMENTS AND CONTINGENCIES
Operating Leases
We have long-term operating lease commitments for land used in the terminaling and transportation of crude oil and refined petroleum products. Certain leases contain escalation clauses and renewal options that allow for the same rental payment over the lease term or a revised rental payment based on fair rental value or negotiated value. Currently, our ground lease with Valero does not contain a renewal option. We expect that, in the normal course of business, our leases will be renewed or replaced by other leases.
As of December 31, 2015, our future minimum rentals for leases having initial or remaining noncancelable lease terms in excess of one year were as follows (in thousands):

2016	$8,229
2017	8,229
2018	8,186
2019	8,186
2020	8,186
Thereafter	35,588
Total minimum rental payments	$76,604

Rental expense for all operating leases was $7.0 million, $1.3 million, and $1.5 million for the years ended December 31, 2015, 2014, and 2013, respectively. Rental expense for the year ended December 31, 2015 has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business. Rental expense for the years ended December 31, 2014 and 2013 has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business.
Litigation Matters
From time to time, we may be party to claims and legal proceedings arising in the ordinary course of business. We also may be required by existing laws and regulations to report the release of hazardous substances and begin a remediation study. We have not recorded a loss contingency liability as there are no matters for which a loss has been incurred. We re-evaluate and update our loss contingency liabilities as matters progress over time, and we believe that any changes to the recorded liabilities will not be material to our financial position, results of operations, or liquidity.